                        SEMIANNUAL REPORT / APRIL 30 2000


                           AIM DEVELOPING MARKETS FUND


                                 [COVER IMAGE]








                             [AIM LOGO APPEARS HERE]
                            --Registered Trademark--

                                        MURAL FROM THE TEMPLE OF LONGING
                                        BY PAUL KLEE
                                        PAUL KLEE'S ART WAS TRANSFORMED BY A
                                        TRIP HE TOOK TO TUNISIA IN 1914, WHERE
                                        HE WAS AWED BY THE LANDSCAPE'S
             [PHOTO]                    BEAUTIFULLY INTENSE COLOR AND LIGHT.
                                        KLEE BROUGHT THESE QUALITIES TO HIS OWN
                                        WORK, CREATING IMAGINATIVE, LIGHT-FILLED
                                        PAINTINGS LIKE THE ONE ON THE COVER.
                                        RADIATING OPTIMISM AND ENERGY, KLEE'S
                                        MURAL IS A FITTING EMBLEM FOR THE
                                        DYNAMIC GROWTH PUSHING TODAY'S EMERGING
                                        MARKETS INTO THE 21ST CENTURY.

AIM Developing Markets Fund is for shareholders who seek long-term growth of capital and secondarily seek income. The fund primarily invests in developing-market equity securities, but may also invest in developing-market debt securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:
o AIM Developing Markets Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o Had fees and expenses not been waived during the reporting period, returns would have been lower.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o The fund's average annual total returns as of the close of the reporting period are shown in the table. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/00, the most recent calendar quarter-end, which were: Class A shares, one year, 35.70%; five years, 6.19%; inception (1/11/94), -0.99%. Class B shares, one year, 36.76%; inception (11/3/97), -2.02%. Class C shares, one year, 40.48%; inception (3/1/99), 55.44%.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o Investing in micro-, small and mid-sized companies may involve risks not associated with more established companies. Also, micro- and small companies may have business risk, significant stock-price fluctuations and illiquidity.

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/00, including sales charges

CLASS A SHARES
--------------------------------------------------------------------------------
Inception (1/11/94)               -3.00%

5 Years                            1.63%

1 Year                             6.98%*

*12.26% excluding sales charges

CLASS B SHARES
--------------------------------------------------------------------------------
Inception (11/3/97)               -6.95%

1 year                             6.60%*

*11.60% excluding CDSC

CLASS C SHARES
--------------------------------------------------------------------------------
Inception (3/1/99)                34.73%

1 Year                            10.50*

*11.50% excluding CDSC

Past performance cannot guarantee comparable future results.
MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI Emerging Markets Free Index is a group of securities from emerging markets tracked by Morgan Stanley Capital International. A "free" index excludes securities that non-local investors cannot buy.

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                           AIM DEVELOPING MARKETS FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two
  [PHOTO OF         chairs and a telephone. At the time, Bob Graham, Gary Crum
  Charles T.        and I had the idea of creating a mutual fund company that
    Bauer,          put people first. Our slogan, "people are the product,"
 Chairman of        means that people--our employees and our investors--are our
 the Board of       company.
   THE FUND             Almost a quarter-century later, we've grown to more
 APPEARS HERE]      than seven million investors, $176 billion in assets under management and 53 retail funds. Over that time, the industry
  [PHOTO OF         as a whole has grown from $51 billion in assets to more than
  Robert H.         $7 trillion today. I never dreamed we would see such
   Graham           phenomenal growth. You are the main reason for our success,
APPEARS HERE]       and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,300 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web Site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer

Chairman, A I M Advisors, Inc.

                           AIM DEVELOPING MARKETS FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

          TURKISH AND MEXICAN HOLDINGS BUOY FUND IN CHANGEABLE MARKETS

                     -------------------------------------

                        ...MOODY'S RECLASSIFIED MEXICO'S
                      SOVEREIGN GOVERNMENT DEBT TO INVEST-
                      MENT-GRADE FOR THE FIRST TIME IN THE
                               COUNTRY'S HISTORY.

                     -------------------------------------

THE SIGNALS FROM EMERGING MARKETS HAVE BEEN CONFUSING LATELY. HOW DID AIM DEVELOPING MARKETS FUND FARE?

With typically irregular progress and unexpected events, emerging markets performed very strongly in the fourth quarter of 1999, then slipped during the first quarter of 2000.
    For the six months ended April 30, 2000, total returns excluding sales charges were 8.39% for Class A shares and 8.07% for Class B shares. Class C shares earned total returns of 7.97%. The fund was unable to capitalize on the unexpectedly good performance of Eastern European markets because our holdings in that area were relatively small. Conversely, the fund's weighting was a bit too high for maximum results in some of the smaller markets in Asia such as Indonesia, China and Thailand, where foreign selling undercut prices. As of the close of the reporting period, the fund had total net assets of $196.1 million.

WHAT ADJUSTMENTS TO HOLDINGS HAVE BEEN MADE DURING THE PERIOD?

Changes in the portfolio were moderate. We have somewhat increased the fund's holdings in Korean and Taiwanese semiconductor and electronics stocks as well as Indian technology companies, the Turkish banking and gas industries and Brazil's telecommunications sector. While the April plunge affected tech stocks in this portfolio, as elsewhere, there are still good buys in technology hardware manufacturing, which was less affected by the drop in tech stocks than were e-commerce operating units.

WHAT DEVELOPED IN EUROPE AND THE MIDDLE EAST?

In Turkey, surging growth has been accompanied by chronic inflation, and high public debt has tended to drive up interest rates. So in 1998, the government began a three-year structural adjustment and stabilization program, which has begun to show results: Interest rates have dropped from 100% to 30% just during the first few months of 2000.
    At the December 1999 Helsinki Summit, the European Union (the EU) declared Turkey an official candidate for full EU membership, bringing prospects of expanded trade to the north.
    During the six-month reporting period, Turkey's Stock Market National 100 Index rose a phenomenal 195%.

WHAT HAS BEEN HAPPENING IN ASIA?

Taiwan has shown extremely vigorous performance during the past six months. For the fourth quarter of 1999, gross domestic product (GDP) grew at an annualized rate of 6.8%. January's export revenue grew 21.3% over the previous year. The IT sector has become Taiwan's largest producer of export goods, replacing traditional industries as the nation's growth generator. High growth levels in both export and GDP are expected to continue, but it remains to be seen how the country's always uneasy relationship with mainland China will settle out following the May presidential elections in Taiwan.
    India can expect 7% inflation-adjusted growth in 2000 and 2001, according to the Asian Development Bank. The software and computer-services industry is growing rapidly, encouraged by government tax and education incentives. A steady flow of qualified English-speaking graduates helps fill a shortage keenly felt in the United States and Europe--and India's labor costs are far lower.
    South Korea's GDP grew by 10.7% in 1999. The government has introduced financial reforms that restrict the financial maneuvers of the chaebol (conglomerates), and the explosive growth of the Internet has enabled smaller companies to bypass these behemoths. Suddenly, hundreds of venture businesses are popping up every month, creating rich ground for economic growth.

WHAT HAS BEEN NOTEWORTHY IN LATIN AMERICA?

Brazil is doing an outstanding job of working its way back from the recent financial crisis that required the devaluation of the real. That maneuver has begun

FUND PERFORMANCE
As of 4/30/00

NAV AS OF BEGINNING AND END OF PERIOD
FOR CLASS A, B, AND C SHARES
================================================================================
10/31/99               4/30/00

A  $9.86               A $10.65

B  $9.79               B $10.57

C  $9.79               C $10.57
================================================================================

          See important fund and index disclosures inside front cover.

                           AIM DEVELOPING MARKETS FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

PORTFOLIO COMPOSITION

As of 4/30/00, as a percentage of total net assets:

TOP 10 HOLDINGS                                          TOP 10 INDUSTRIES                                  TOP 10 COUNTRIES
-------------------------------------------------------  -------------------------------------------------  ------------------------
1.  Yapi Ve Kredi Bankasi, A.S. (Turkey)          3.35%  1.  Electronics (Component Distributors)   13.17%  1.  Taiwan        19.21%

2.  India Technology (India)                      3.12   2.  Telephone                              10.59   2.  South Korea   13.60

3.  Fomento Economico Mexicano, S.A. de           2.70   3.  Computers (Hardware)                    8.69   3.  India         12.10
    C.V.--ADR (Mexico)
                                                         4.  Banks (Major Regional)                  7.02   4.  Brazil        11.86
4.  Siliconware Precision--GDR (Taiwan)           2.50
                                                         5.  Banks (Money Center)                    6.68   5.  Mexico        10.47
5.  Anam Semiconductor Inc. (South Korea)         2.50
                                                         6.  Telecommunications (Cellular/Wireless)  6.50   6.  South Africa   7.41
6.  Surgutneftegaz--ADR (Russia)                  2.38
                                                         7.  Paper & Forest Products                 3.49   7.  Turkey         6.88
7.  Samsung Electronics N.V.--Pfd. (South Korea)  2.33
                                                         8.  Entertainment                           3.46   8.  Israel         4.58
8.  Asustek Computer, Inc. Rts. (Taiwan)          2.24
                                                         9.  Beverages (Alcoholic)                   3.36   9.  Russia         2.48
9.  Telefonos de Mexico, S.A.--Class L--ADR
    (Mexico)                                      2.21   10. Banks (Regional)                        3.22   10. Indonesia      2.35

10. Grupo Televisa S.A.--GDR--(Mexico)            2.20


The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.

to benefit export performance without producing the feared return to high levels of inflation. It is now anticipated that for the year, prices will rise only about 8%.
    In Mexico, the biggest news is that in March, rating agency Moody's reclassified Mexico's sovereign government debt to investment-grade for the first time in the country's history. Mexico has achieved an astonishing turnaround since its economic crisis six years ago, when the peso was devalued 58%. Unemployment--then rampant--is now near record lows. The high price of oil during the reporting period contributed to the prosperity, as did rapid industrial expansion in northern and western Mexico. The newly signed trade agreement with the European Economic Union should help reduce dependence on the United States, which is currently the destination for 80% of Mexican exports. If the price of oil remains high, Mexico's real GDP growth may increase from about 3.7% in 1999 to 5% in 2000; some economists predict between 6% and 7%.

WHAT OPPORTUNITIES HAVE YOU IDENTIFIED FOR THE COMING SIX MONTHS?

As of April 30, the fund's largest single holding was Yapi Ve Kredi Bankasi, the largest private-sector bank in Turkey, where the continuing privatization of state industries has fostered an encouraging expansion of technological infrastructure. Other investments high on our list were South Korea's Anam Semiconductor, which packages and tests mostly non-memory semiconductors for companies such as Intel, and Siliconware Precision Industries, a leading assembly and test subcontractor in Taiwan's semiconductor industry. Also impressive was Fomento Economico Mexicano, which produces beverages and food-packaging materials and operates the Oxxo convenience-store chain, one of the country's largest.

WHAT IS YOUR OUTLOOK?

Most nations affected by the Asian crisis of a couple of years ago seem to be well into recovery. Much of Latin America is also making vigorous progress. The term "global synchronicity" is being applied to the current worldwide upswing in commerce. Developing markets have considerable room for non-inflationary growth. As rising productivity and low inflation in the more developed economies create greater demand for goods, they offer developing markets excellent opportunities to sell to these prosperous customers.

                     -------------------------------------

                       THE TERM "GLOBAL SYNCHRONICITY" IS
                     BEING APPLIED TO THE CURRENT WORLDWIDE
                              UPSWING IN COMMERCE.

                     -------------------------------------

          See important fund and index disclosures inside front cover.

                           AIM DEVELOPING MARKETS FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

CHOOSE YOUR INVESTMENT PALETTE

[ARTWORK]

No two pieces of art are exactly alike. Just as an artist may use different paints to create a piece, so does an investor use different kinds of investments to create a portfolio. And as with art, tastes can change over time--most investors have different goals at different stages in their lives, as well as varying tolerance for risk. The biggest advantage mutual funds offer is the potential for diversification. Providing funds with assorted objectives and goals allows investors to shape their portfolios to their specific needs and spread their risk over several different funds, rather than painting their portfolios all one color.

GROWTH VS. INCOME

If you look at the list of AIM's retail mutual funds on the back of your fund report, you'll notice that they are divided into different types. Two that frequently appear are growth and income. Common stock is normally the growth component of a mutual fund with growth as a primary or secondary objective. Bonds are typically the income components of a mutual fund with income as a primary or secondary objective.
    Let's take a closer look at the categories into which AIM's retail mutual funds are divided. Keep in mind that funds listed under the same category don't necessarily have the same kind of investment strategy or portfolio, even if they have the same objective.

DOMESTIC MUTUAL FUNDS

GROWTH FUNDS

Growth funds typically invest in common stocks of companies whose businesses are growing. Growth companies tend to reinvest their profits toward expansion of their potential to produce greater returns instead of paying dividends. So growth mutual funds focus on generating capital gains--increasing the value of the stocks they hold--rather than current income, which means they generally don't pay regular income dividends. Growth funds usually do, however, make one capital-gains distribution per year, when there are gains.
    An increase over time in the value of a growth fund's portfolio means the fund's value, or share price, increases over time also. Shareholders in a growth fund, then, make money by selling their shares for more than they paid for them. Of course, the opposite is also true--shareholders can lose money by selling their shares for less than they paid for them. Growth funds usually range from moderate to very aggressive, depending on the size and types of companies in which they invest.

GROWTH AND INCOME FUNDS

A growth and income fund generally invests in common and preferred stocks and bonds of older, more established companies that have a longer track record of growth and paying dividends.
    A typical growth and income mutual fund will pay quarterly or annual income dividends to its shareholders. (Monthly dividends are not common.) In this way, growth and income funds can potentially provide long-term growth of investments and also current income. These funds tend to be more conservative than growth funds.

INCOME FUNDS

Income funds are generally designed to provide high current income rather than long-term growth. To that end, income funds usually invest chiefly in interest-paying corporate and government bonds. They may also own stocks of companies that pay regular dividends. Some income funds are more aggressive than others. The aggressiveness of a particular fund depends not only on the kinds of securities in which it invests, but also on the fund's sector allocation and maturity structure.
    For example, Treasury securities are considered a relatively safe investment because they are guaranteed by the U.S. government. However, lower risk also means lower return potential. On the other hand, lower-rated corporate bonds, often called junk bonds, involve more risk because they are not guaranteed--they are only as good as the companies that issue them. But the added risk also means higher return potential.
    Income funds are considered more conservative and are suited for investors seeking income rather than growth.

                                   [ARTWORK]


                           AIM DEVELOPING MARKETS FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

TAX-FREE INCOME OR MUNICIPAL FUNDS

These funds provide shareholders with current income that is tax-exempt at some level, depending on the securities in which they invest. So municipal mutual funds appeal to investors who are looking to reduce income that would otherwise be subject to tax. Municipal bonds or notes, which are issued by state or local governments, are generally exempt from federal taxes. Federal securities, like Treasury bonds, are usually exempt from state taxes. And then there are some securities that are exempt from both federal and state taxes.(1)

MONEY MARKET FUNDS

A money market fund is one of the safest types of mutual funds available because its main goal is preserving your investment while paying current income in the form of interest. As a result, these funds tend to appeal to investors looking for safety, liquidity and some income from their investment. Money market funds invest in high-quality, short-term securities such as commercial paper and U.S. government agency securities. Although money market funds are not guaranteed or insured by the U.S. government, the securities they hold are less risky than other types of fixed-income securities. The trade-off for safety of principal investment is a lower rate of return.(2)

                                   [ARTWORK]

INTERNATIONAL AND GLOBAL MUTUAL FUNDS

INTERNATIONAL GROWTH FUNDS

An international growth fund has the same objective as a domestic growth fund, except it invests in stocks of companies located outside the United States. Like their domestic counterparts, international growth funds tend to pay distributions in the form of capital gains rather than dividends. An international growth mutual fund might invest in a particular country, region or continent depending on the investment strategy shown in its prospectus.
    International funds carry different risks than domestic funds because most foreign markets are not as established as the markets in the United States. Other risks include changes in the value of the U.S. dollar compared to foreign currencies, accounting differences, political risks and foreign regulatory differences.

GLOBAL GROWTH, GLOBAL GROWTH AND INCOME, AND GLOBAL INCOME FUNDS

These funds are similar to their domestic equivalents in terms of their goals and the income distributions they pay. Global funds are comparable to international funds in that they can invest in stocks of companies outside the United States. But global funds can also invest substantially in U.S. stocks; international funds generally do not. The amount of a global fund's portfolio that can be invested in the United States varies greatly from fund to fund, according to a fund's prospectus. Global funds carry the same risks as international funds.

SPECIALIZED FUNDS

THEME FUNDS

Theme or sector funds invest primarily in a particular industry or sector of the economy, either domestically or globally. Theme funds are required by prospectus to invest a certain percentage of their assets in their industry or sector of choice under normal market conditions. As a result, theme funds present greater risk and potential reward than more diversified funds. The types of securities held by a theme fund determine its goal of growth and/or income.

TYPES OF FUND DISTRIBUTIONS

INCOME DIVIDENDS are paid from dividends and/or interest from securities in a fund's portfolio. For example, if a company in which a mutual fund owns stock distributes some of its earnings to its shareholders as a dividend, the fund passes on those earnings to its own shareholders. Income dividends are usually taxed as ordinary income.

CAPITAL GAINS represent the net profit realized from the growth in value of the holdings in a fund's portfolio. These distributions are usually made once per year. There are two types of capital gains:
o Short-term capital gains are paid from net profits gained when a mutual fund sells stocks or bonds it has held for less than a year. Short-term capital gains are taxed as ordinary income.
o Long-term capital gains are paid from net profits gained when a mutual fund sells stocks or bonds it has held for more than a year. Long-term capital gains are usually taxed at the capital-gains rate, which is typically lower than ordinary income-tax rates.

(1) Investors in tax-free income funds still have a risk of incurring taxes on capital-gains distributions, for example, so it's wise to see your tax advisor before investing in such funds.
(2) There is no guarantee that a money market fund will be able to maintain a stable net asset value of $1.00 per share.

See the back cover for a complete list of AIM's retail mutual funds. For more information about your fund's objective, read your fund prospectus. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

                          AIM DEVELOPING MARKETS FUND

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                         MARKET
                                           SHARES        VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-97.40%

BRAZIL-11.86%

Aracruz Celulose S.A.-ADR (Paper
  & Forest Products)                       101,800   $  1,902,387
-----------------------------------------------------------------
CIA Siderurgica Nacional (Iron &
  Steel)                                    55,189      1,557,746
-----------------------------------------------------------------
Embratel Participacoes S.A.-Pfd.
  (Telephone)                              149,800      3,358,372
-----------------------------------------------------------------
Itausa-Investimentos Itau
  S.A.-Pfd. (Investment Management)      1,252,400      1,074,575
-----------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras-Pfd. (Oil &
  Gas-Exploration & Production)             10,500      2,499,884
-----------------------------------------------------------------
Tele Centro Oeste Celular
  Participacoes S.A.-Pfd.
  (Telecommunications-Cellular/
  Wireless)(a)                             515,400      2,054,182
-----------------------------------------------------------------
Tele Centro Sul Participaceoes
  S.A.-Pfd. (Telephone)                    292,300      3,818,588
-----------------------------------------------------------------
Tele Norte Leste Participacoes
  S.A.-ADR (Telephone)                     199,066      3,545,863
-----------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-Pfd. (Telephone)                      1,818         45,273
-----------------------------------------------------------------
Telemig Celular S.A.-ADR
  (Telecommunications-Cellular/Wireless)    27,090      1,584,765
-----------------------------------------------------------------
Telesp Celular Participacoes S.A.-Pfd.
  (Telecommunications-Cellular/Wireless)(a)      2             19
-----------------------------------------------------------------
Uniao de Bancos Brasileiros
  S.A.-GDR (Banks-Regional)                 35,816        893,161
-----------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A.
 (Banks-Major Regional)(b)                  19,000        925,570
-----------------------------------------------------------------
                                                       23,260,385
-----------------------------------------------------------------

CROATIA-0.42%

Pliva d.d.-GDR (Health
  Care-Drugs-Major Pharmaceuticals(c)       62,300        778,750
-----------------------------------------------------------------
Pliva d.d.-GDR (Health Care-Drugs-Major
  Pharmaceuticals) (Acquired
  02/08/00; Cost $48,000)(c)(d)              3,200         40,000
-----------------------------------------------------------------
                                                          818,750
-----------------------------------------------------------------

EGYPT-1.15%

Al-Ahram Beverages Co. S.A.E.-GDR
  (Beverages-Alcoholic)                        326          5,738
-----------------------------------------------------------------
Al-Ahram Beverages Co. S.A.E.-GDR
  (Beverages-Alcoholic) (Acquired
  06/10/97-08/07/97; Cost
  $838,350)(c)(d)                           74,098      1,304,125
-----------------------------------------------------------------
Egyptian Co. for Mobil Services (MobiNil)
  (Telecommunications-Cellular/Wireless)(a) 24,880        948,499
-----------------------------------------------------------------
                                                        2,258,362
-----------------------------------------------------------------

HONG KONG-1.45%

China Everbright Ltd. (Land
  Development)                           3,535,500      2,473,742
-----------------------------------------------------------------
Jiangxi Copper Co. Ltd. (Metal
  Fabricators)(a)                        4,533,000        378,274
-----------------------------------------------------------------
                                                        2,852,016
-----------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
HUNGARY-0.92%

Matv RT.-ADR
  (Telecommunications-Long
  Distance(a)                               50,200  $   1,747,587
-----------------------------------------------------------------
Pannonplast Rt. (Building Materials)(a)      2,270         53,983
-----------------------------------------------------------------
Technoimpex (Services-Commercial
  & Consumer)(a)(c)                          1,400              0
-----------------------------------------------------------------
                                                        1,801,570
-----------------------------------------------------------------

INDIA-12.10%

Associated Cement Co. Ltd.
  (Construction-Cement & Aggregates(c)         130            414
-----------------------------------------------------------------
BSES Ltd. (Electric Companies)                 200          1,196
-----------------------------------------------------------------
Cinevista Communications
  (Telecommunications-Long
  Distance)(a)(c)                            3,700         25,429
-----------------------------------------------------------------
Grasim Industries Ltd.
  (Manufacturing)                           10,950        108,131
-----------------------------------------------------------------
Himachal Futuristic
  Communications, Ltd.
  (Telecommunications-Cellular/Wireless)    24,180        461,996
-----------------------------------------------------------------
Hindustan Lever Ltd.
  (Aluminum)(c)                                100          5,487
-----------------------------------------------------------------
ICICI Bank Ltd. (Banks-Major
  Regional)                                441,384      2,386,406
-----------------------------------------------------------------
ICICI Bank Ltd.-ADR (Banks-Major
  Regional)(a)                              86,195      1,486,864
-----------------------------------------------------------------
ICICI Ltd.-ADR (Banks-Regional)             62,100      1,575,787
-----------------------------------------------------------------
India Consumer Finance
  (Financial-Diversified)(a)                 5,900      3,845,491
-----------------------------------------------------------------
India Industrial (Building
  Materials)(a)                              4,255      2,952,038
-----------------------------------------------------------------
India Technology
  (Computers-Software & Services)(a)        10,710      6,109,622
-----------------------------------------------------------------
Indian Hotels Co. Ltd.
  (Lodging-Hotels)                              50            269
-----------------------------------------------------------------
ITC Ltd. (Tobacco)(c)                        1,499         19,575
-----------------------------------------------------------------
Larsen & Toubro Ltd.
  (Manufacturing-Diversified)              150,400        804,545
-----------------------------------------------------------------
Larsen & Tourbo Ltd.-GDR
  (Manufacturing- Diversified)              42,350        580,195
-----------------------------------------------------------------
Mahanagar Telephone Nigam Ltd.
  (Telephone)                                  100            516
-----------------------------------------------------------------
Mahindra & Mahindra Ltd.
  (Automobiles)                            138,200        842,339
-----------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Health
  Care-Drugs-Generic & Other(c)                200          2,827
-----------------------------------------------------------------
Sri Adhikari Brothers Television
  Network Ltd.
  (Broadcasting-Television, Radio
  & Cable)                                  37,000        405,559
-----------------------------------------------------------------
SSI Ltd.-GDR (Computers-Software
  & Services)(a)                           130,161      1,138,909
-----------------------------------------------------------------
State Bank of India (Banks-Major
  Regional)(c)                               2,200         10,388
-----------------------------------------------------------------
Tata Engineering and Locomotive
  Co. Ltd. (Automobiles)                       100            292
-----------------------------------------------------------------
Videsh Sanchar Nigam Ltd.
  (Telecommunications-Cellular/Wireless)    51,350        970,515
-----------------------------------------------------------------
                                                       23,734,790
-----------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
INDONESIA-2.35%

PT Indah Kiat Pulp & Paper Corp.
  TbK (Paper & Forest Products)(a)    7,204,500   $  2,165,910
--------------------------------------------------------------
PT Lippo Bank Tbk (Banks-Major
  Regional)(a)                      128,519,400      2,440,242
--------------------------------------------------------------
                                                     4,606,152
--------------------------------------------------------------

ISRAEL-4.58%

Bank Leumi Le-Israel (Banks-Money
  Center)                             1,180,113      2,564,860
--------------------------------------------------------------
Bezeq Israeli Telecommunications
  Corp. Ltd.
  (Telecommunication-Cellular/Wireless) 437,600      2,322,457
--------------------------------------------------------------
Elron Electronic Industries Ltd.
  (Computers-Networking)                55,000      1,771,273
--------------------------------------------------------------
Partner Communications Co. Ltd.-ADR
  (Telecommunications-Cellular/
  Wireless)(a)                          117,400      1,254,712
--------------------------------------------------------------
RADVision Ltd.
  (Computers-Software & Services)(a)     27,832      1,064,574
--------------------------------------------------------------
                                                     8,977,876
--------------------------------------------------------------

MALAYSIA-1.78%

Berjaya Sports Toto Berhad
  (Leisure Time-Products)(a)          1,157,000      2,420,534
--------------------------------------------------------------
Public Finance Berhad
  (Banks-Regional)                      823,000      1,061,223
--------------------------------------------------------------
                                                     3,481,757
--------------------------------------------------------------

MEXICO-10.47%

Alpha S.A. de C.V.-Class A
  (Manufacturing-Diversified)           570,000      1,762,325
--------------------------------------------------------------
Cemex S.A. de C.V. Wts.
  (Construction-Cement &
  Aggregates), expiring 12/13/02         35,000         20,453
--------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-ADR (Beverages-Alcoholic)     128,174      5,287,177
--------------------------------------------------------------
Grupo Financiero Bancomer, S.A.
  de C.V.-Class O
  (Banks-Regional)(a)                 5,275,388      2,354,083
--------------------------------------------------------------
Grupo Iusacell S.A. de C.V.-ADR
  (Telecommunications-Cellular/
  Wireless)(a)                           71,351      1,137,156
--------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                     67,899      4,307,343
--------------------------------------------------------------
Telefonos de Mexico S.A.-Class
  L-ADR (Telephone)                      73,724      4,335,893
--------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.
  (Retail-General Merchandise)(a)       575,192      1,326,144
--------------------------------------------------------------
                                                    20,530,574
--------------------------------------------------------------

PAKISTAN-0.00%

Dewan Salman Fibre Ltd.
  (Chemicals- Specialty)                      4              5
--------------------------------------------------------------
Pakistan State Oil Co. Ltd.
  (Oil-International Integrated)             93            385
--------------------------------------------------------------
                                                           390
--------------------------------------------------------------

RUSSIA-2.48%

Russian Telecommunications
  Development Corp.-Non-Voting
  (Telecommunications-
  Cellular-Wireless)(a)(c)               52,600        105,200
--------------------------------------------------------------
Russian Telecommunications
  Development Corp.-Voting
  (Telecommunications-
  Cellular-Wireless)(a)(c)               38,400         76,800
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
RUSSIA-(CONTINUED)

Surgutneftegaz-ADR
  (Oil-International Integrated)        307,930   $  4,672,838
--------------------------------------------------------------
                                                     4,854,838
--------------------------------------------------------------

SOUTH AFRICA-7.41%

Anglo American Platinum Corp.
  Ltd. (Metals Mining)                  105,000      2,539,636
--------------------------------------------------------------
Barlow Ltd.
  (Manufacturing-Diversified)           327,200      2,050,881
--------------------------------------------------------------
Hosken Consolidated Investments
  Ltd. (Investment Management)(a)     1,768,700      1,721,616
--------------------------------------------------------------
Impala Platinum Holdings Ltd.
  (Metals Mining)                        52,200      1,655,188
--------------------------------------------------------------
Johnnies Industrial Corp. Ltd.
  (Entertainment)(a)                    168,243      2,481,277
--------------------------------------------------------------
Sanlam Ltd.
  (Insurance-Life/Health)             1,098,960      1,304,716
--------------------------------------------------------------
Sappi Ltd. (Paper & Forest
  Products)                             395,100      2,767,827
--------------------------------------------------------------
                                                    14,521,141
--------------------------------------------------------------

SOUTH KOREA-13.60%

Anam Semicondustor Inc.
  (Electronics-Component
  Distributors)(a)                      367,200      4,897,103
--------------------------------------------------------------
H&CB-GDR (Banks-Major Regional)
  (Acquired 02/22/99; Cost
  $129,818)(d)                           11,118        190,364
--------------------------------------------------------------
Hyundai Electronics Industries
  Co. (Electronics-Component
  Distributors)(a)                      219,100      3,474,801
--------------------------------------------------------------
Hyundai Motor Co. Ltd.
  (Automobiles)                         123,600      1,163,884
--------------------------------------------------------------
Korea Telecom Corp.-ADR
  (Telephone)                            93,216      3,215,952
--------------------------------------------------------------
Korea Telecom Freetel
  (Telephone)(a)                         42,428      2,439,204
--------------------------------------------------------------
L.G. Chemical Ltd.
  (Chemicals-Diversified)                76,000      1,746,339
--------------------------------------------------------------
Pohang Iron & Steel Co. Ltd.-ADR
  (Iron & Steel)                             40            840
--------------------------------------------------------------
Samsung Electro-Mechanics Co.
  (Electronics-Component
  Distributors)                          46,300      3,149,944
--------------------------------------------------------------
Samsung Electronics N.V.-Pfd.
  (Electronics-Component
  Distributors)                          34,000      4,564,992
--------------------------------------------------------------
SK Telecom Co., Ltd.-ADR
  (Telecommunications-Cellular/Wireless) 56,800      1,821,150
--------------------------------------------------------------
                                                    26,664,573
--------------------------------------------------------------

TAIWAN-19.21%

ABN Via Technologies Wts.,
  expiring 02/16/01(e)                  233,500      3,874,559
--------------------------------------------------------------
Acer Peripherals Inc.
  (Computers-Hardware)                  271,000      1,120,493
--------------------------------------------------------------
Asian Petro Equity Linke
  (Banks-Major Regional)(a)                 361      2,107,085
--------------------------------------------------------------
Asustek Computer, Inc. Rts.
  (Computers-Hardware) expiring
  03/16/01                              396,100      4,384,827
--------------------------------------------------------------
Compeq Manufacturing Co., Ltd.
  (Computers-Hardware)                  386,000      2,132,178
--------------------------------------------------------------
Hon Hai Precision Industry Co.,
  Ltd. (Electronics-Component
  Distributors)(a)                      404,544      3,900,653
--------------------------------------------------------------
Hon Hai Precision, Ctfs.
  (Banks-Major Regional) expiring
  01/21/01(a)                           124,215      1,192,228
--------------------------------------------------------------
Siliconware Precision Wts.
  (Computers-Hardware), expiring
  03/02/01                              816,300      1,834,797
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
TAIWAN-(CONTINUED)

Siliconware Precision-GDR
  (Computers-Hardware)(a)             2,900,000   $  4,906,510
--------------------------------------------------------------
Taiwan Semiconductor
  Manufacturing Co.
  (Computers-Hardware)(a)               414,000      2,665,730
--------------------------------------------------------------
UMC WDR Equity Linked Note
  (Banks-Major Regional)(a)             896,700      3,030,846
--------------------------------------------------------------
United Microelectronics Corp.
  Ltd. (Electronics-Component
  Distributors)(a)                      578,000      1,955,319
--------------------------------------------------------------
VIA Technologies Inc.
  (Electronics-Component
  Distributors)(a)(f)                    56,100        930,890
--------------------------------------------------------------
WYSE Technology Wts.
  (Computers-Software &
  Services), expiring 03/06/01           69,000        148,847
--------------------------------------------------------------
Yang Ming Marine Transport
  (Shipping)(a)                       5,987,000      3,483,203
--------------------------------------------------------------
                                                    37,668,165
--------------------------------------------------------------

THAILAND-0.74%

Siam Commercial Bank Public Co.
  Ltd.-$1.365 Conv. Pfd.
  (Banks-Regional)(a)                   528,942        423,821
--------------------------------------------------------------
Total Access Communication PLC
  (Telecommunications)                  391,600      1,029,908
--------------------------------------------------------------
                                                     1,453,729
--------------------------------------------------------------

TURKEY-6.88%

Haci Omer Sabanci Holding A.S.
  (Investment Management)           183,145,680      2,965,364
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
TURKEY-(CONTINUED)

Turkiye Is Bankasi (Isbank)
  (Banks-Money Center)               72,363,647   $  3,964,710
--------------------------------------------------------------
Yapi ve Kredi Bankasi A.S.
  (Banks-Money Center)              205,904,400      6,566,171
--------------------------------------------------------------
                                                    13,496,245
--------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $186,042,379)                                190,981,313
--------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT
U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS &
  NOTES-0.01%

SOVEREIGN DEBT-0.01%

Bank of Foreign Economic Affairs
  (Vnesheconombank) (Russia),
  Interest in Arrears Notes, 5.97%,
  12/15/15 (Cost $7,777)(g)(h)        $   45,784         12,705
---------------------------------------------------------------

TOTAL INVESTMENTS-97.41% (Cost $186,050,156)        190,994,018
---------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES-2.59%                   5,083,623
---------------------------------------------------------------
NET ASSETS-100.00%                                 $196,077,641
===============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Ctfs. - Certificates
GDR   - Global Depositary Receipt
Pfd.  - Preferred
Rts.  - Rights
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Each unit represents one preferred share of Unibanco and one preferred "B" share of Unibanco Holdings.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/00 was $1,534,489, which represented 0.78% of the Fund's net assets.
(e) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1993, as amended.
(f) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 04/30/00 represented 0.47% of the Fund's net assets.
(g) The coupon rate shown on floating rate notes represents the rate at period end.
(h) Defaulted security. Currently, the issuer is partially in default with respect to interest payments.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $186,050,156)                                 $190,994,018
------------------------------------------------------------
Foreign currencies, at value (cost $82,683)           82,892
------------------------------------------------------------
Receivables for:
  Investments sold                                 7,180,054
------------------------------------------------------------
  Collateral for securities loaned                 1,737,984
------------------------------------------------------------
  Dividends and interest                           1,078,167
------------------------------------------------------------
  Fund shares sold                                 2,287,667
------------------------------------------------------------
Other Assets                                           5,442
------------------------------------------------------------
    Total assets                                 203,366,224
------------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                             498,530
------------------------------------------------------------
  Return of collateral for securities loaned       1,737,984
------------------------------------------------------------
  Amount due to custodian fees                     4,347,629
------------------------------------------------------------
Accrued advisory fees                                165,736
------------------------------------------------------------
Accrued accounting services fees                       4,098
------------------------------------------------------------
Accrued distribution fees                            108,681
------------------------------------------------------------
Accrued transfer agent fees                          118,235
------------------------------------------------------------
Accrued trustees' fees                                 1,377
------------------------------------------------------------
Accrued operating expenses                           306,313
------------------------------------------------------------
    Total liabilities                              7,288,583
------------------------------------------------------------
Net assets applicable to shares
  outstanding                                   $196,077,641
============================================================

NET ASSETS:

Class A                                         $147,043,820
============================================================
Class B                                         $ 47,683,147
============================================================
Class C                                         $  1,350,674
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           13,806,289
============================================================
Class B                                            4,509,509
============================================================
Class C                                              127,836
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      10.65
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.65 divided by
      95.25%)                                   $      11.18
============================================================
Class B:
  Net asset value and offering price per share  $      10.57
============================================================
Class C:
  Net asset value and offering price per share  $      10.57
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $321,916 foreign withholding
  tax)                                           $ 1,386,413
------------------------------------------------------------
Interest                                               7,248
------------------------------------------------------------
Securities lending                                    50,389
------------------------------------------------------------
    Total investment income                        1,444,050
------------------------------------------------------------

EXPENSES:

Advisory and administrative fees                   1,119,517
------------------------------------------------------------
Accounting services fees                              24,909
------------------------------------------------------------
Custodian fees                                       137,795
------------------------------------------------------------
Distribution fees -- Class A                         280,135
------------------------------------------------------------
Distribution fees -- Class B                         277,522
------------------------------------------------------------
Distribution fees -- Class C                           4,647
------------------------------------------------------------
Transfer agent fees                                  504,613
------------------------------------------------------------
    Total expenses                                 2,349,138
------------------------------------------------------------
Less expenses paid indirectly                        (12,633)
------------------------------------------------------------
    Net expenses                                   2,336,505
------------------------------------------------------------
Net investment income (loss)                        (892,455)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           13,276,160
------------------------------------------------------------
  Foreign currencies                                (208,347)
------------------------------------------------------------
                                                  13,067,813
------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                            8,007,121
------------------------------------------------------------
  Foreign currencies                                   5,510
------------------------------------------------------------
                                                   8,012,631
------------------------------------------------------------
Net gain from investment securities and foreign
  currencies                                      21,080,444
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $20,187,989
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2000             1999
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $    (892,455)   $     867,596
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                           13,067,813        2,820,314
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             8,012,631       23,887,175
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         20,187,989       27,575,085
--------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                          (611,159)      (1,347,785)
--------------------------------------------------------------------------------------------
  Class B                                                                --           (1,895)
--------------------------------------------------------------------------------------------
  Advisor Class*                                                     (1,538)            (510)
--------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                       (24,977,284)      46,116,184
--------------------------------------------------------------------------------------------
  Class B                                                        (6,652,101)      46,956,910
--------------------------------------------------------------------------------------------
  Class C                                                         1,043,345          409,272
--------------------------------------------------------------------------------------------
  Advisor Class*                                                   (659,631)         340,305
--------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       (11,670,379)     120,047,566
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           207,748,020       87,700,454
--------------------------------------------------------------------------------------------
  End of period                                               $ 196,077,641    $ 207,748,020
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 431,041,017    $ 462,286,688
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (904,101)         601,051
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (238,932,891)    (252,000,704)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             4,873,616       (3,139,015)
--------------------------------------------------------------------------------------------
                                                              $ 196,077,641    $ 207,748,020
============================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twelve separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000 the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital and its secondary objective is income, to the extent consistent with seeking growth of capital.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
        Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
        The Fund has a capital loss carryforward of $251,405,753 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2007.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.
H. Foreign Securities -- There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.
I. Indexed Securities -- The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 2.00%, 2.50% and 2.50% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $24,909 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $351,449 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $280,135, $277,522 and $4,647, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $16,975 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $32,331 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in custodian fees of $12,633 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $12,633 during the six months ended April 30, 2000.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans would be secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
    At April 30, 2000, securities with an aggregate value of $1,703,906 were on loan to brokers. The loans were secured by cash collateral of $1,737,984 received by the Fund. For the six months ended April 30, 2000, the Fund received fees of $50,389 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $191,129,494 and $223,953,716, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 34,381,812
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (29,497,566)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $  4,884,246
=========================================================

Cost of investments for tax purposes is $186,109,772.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                    APRIL 30, 2000               OCTOBER 31, 1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      1,513,391    $ 17,898,953     3,932,389    $ 45,584,475
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        482,215       5,561,473       911,202      18,260,670
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        95,169       1,150,573        68,223         667,879
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  3,615        (118,692)       67,714         758,300
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                         39,805         446,640       125,865         932,660
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --           255           1,881
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                    137           1,534            69             510
----------------------------------------------------------------------------------------------------------------------
Issued in connection with acquisitions:***
  Class A                                                             --              --     9,961,789      87,235,238
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --     5,660,631      42,680,510
----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                       --              --        64,652         488,221
----------------------------------------------------------------------------------------------------------------------
Conversion of Advisor Class shares to Class A shares:****
  Class A                                                          8,558         109,035            --              --
----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                   (8,558)       (109,035)           --              --
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A*****                                                (3,699,972)    (43,431,912)   (9,691,690)    (87,636,190)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,052,408)    (12,213,574)   (1,512,951)    (13,986,150)
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        (9,412)       (107,228)      (26,144)       (258,606)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                (37,214)       (433,438)      (94,292)       (906,727)
----------------------------------------------------------------------------------------------------------------------
                                                              (2,664,674)   $(31,245,671)    9,467,712    $ 93,822,671
======================================================================================================================

*     Class C shares commenced sales on March 1, 1999.
** Advisor Class share activity for the period November 1, 1999 through February 11, 2000 (date of conversion).
*** AIM Emerging Markets Fund ("Emerging Markets Fund") and AIM Eastern Europe Fund ("Eastern Europe Fund") transferred all of their assets to the Fund on February 12, 1999 and September 10, 1999, respectively, pursuant to a plan of reorganization and termination. The Fund assumed all of the liabilities of the Emerging Markets Fund and the Eastern Europe Fund. Shareholders of the Emerging Markets Fund and Eastern Europe Fund were issued full and fractional shares of the applicable class of the Fund. The acquisitions, which were approved by the shareholders of Emerging Markets Fund and Eastern Europe Fund on February 10, 1999 and August 25, 1999, respectively, were accomplished by an exchange of 10,912,463 shares of the Fund for the 11,087,719 shares then outstanding of the Emerging Markets Fund and 4,774,609 shares of the Fund for the 5,864,782 shares then outstanding of the Eastern Europe Fund. Based on the opinion of the Fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Fund or its shareholders. Emerging Markets Fund's and Eastern Europe Fund's net assets, including ($18,098,264) and ($1,068,554), respectively, of unrealized depreciation were combined with the Fund for total net assets after the acquisition of $159,666,366 and $238,151,276, respectively.
**** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.
***** This amount includes $94,750 and $370,669 of redemption fees associated with merger of Eastern Europe Fund for 2000 and 1999, respectively.

NOTE 8-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                    SIX MONTHS                                  TEN MONTHS        YEAR ENDED
                                                      ENDED          YEAR ENDED OCTOBER 31,        ENDED         DECEMBER 31,
                                                    APRIL 30,       -------------------------   OCTOBER 31,   -------------------
                                                       2000           1999(a)       1998(a)       1997(b)       1996       1995
                                                 ----------------   -----------   -----------   -----------   --------   --------
Net asset value, beginning of period                 $   9.86        $   7.53       $ 12.56      $  13.84     $  11.60   $  12.44
-----------------------------------------------      --------        --------       -------      --------     --------   --------
Income from investment operations:
  Net investment income (loss)                          (0.04)           0.06          0.39(c)(d)    0.25         0.53       0.72
-----------------------------------------------      --------        --------       -------      --------     --------   --------
  Net realized and unrealized gain (loss) on
    investments                                          0.86            2.36         (5.10)        (1.53)        2.19      (0.84)
-----------------------------------------------      --------        --------       -------      --------     --------   --------
    Net increase (decrease) from investment
      operations                                         0.82            2.42         (4.71)        (1.28)        2.72      (0.12)
-----------------------------------------------      --------        --------       -------      --------     --------   --------
  Redemption fees retained                               0.01            0.03          0.28            --           --         --
-----------------------------------------------      --------        --------       -------      --------     --------   --------
Distributions to shareholders from net
  investment income                                     (0.04)          (0.12)        (0.60)           --        (0.48)     (0.72)
-----------------------------------------------      --------        --------       -------      --------     --------   --------
Net asset value, end of period                       $  10.65        $   9.86       $  7.53      $  12.56     $  13.84   $  11.60
===============================================      ========        ========       =======      ========     ========   ========
Total return(e)                                          8.39%          33.11%       (37.09)%       (9.25)%      23.59%     (0.95)%
===============================================      ========        ========       =======      ========     ========   ========
Ratios and supplemental data:
Net assets, end of period (000s omitted)             $147,044        $157,198       $87,517      $457,379     $504,012   $422,348
===============================================      ========        ========       =======      ========     ========   ========
Ratio of expenses to average net assets
  including interest expense:
  With fee waivers                                       1.90%(f)        1.91%         1.93%         1.75%(g)     1.82%      1.77%
-----------------------------------------------      --------        --------       -------      --------     --------   --------
  Without fee waivers                                    1.90%(f)        2.38%         2.34%         1.83%(g)     1.85%      1.80%
===============================================      ========        ========       =======      ========     ========   ========
Ratio of expenses to average net assets
  excluding interest expense:
  With fee waivers                                       1.90%(f)        1.90%         1.73%         1.75%(g)     1.82%      1.77%
-----------------------------------------------      --------        --------       -------      --------     --------   --------
  Without fee waivers                                    1.90%(f)        2.37%         2.14%         1.83%(g)     1.85%      1.80%
===============================================      ========        ========       =======      ========     ========   ========
Ratio of interest expense to average net assets            --            0.01%         0.20%           --           --         --
===============================================      ========        ========       =======      ========     ========   ========
Ratio of net investment income (loss) to
  average net assets                                    (0.63)%(f)       0.68%         3.84%         2.03%(g)     4.07%      6.33%
===============================================      ========        ========       =======      ========     ========   ========
Portfolio turnover rate                                    87%            125%          111%          184%         138%        75%
===============================================      ========        ========       =======      ========     ========   ========

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Prior to November 1, 1997 the Fund was known as G.T. Developing Markets Fund, Inc. All capital shares issued and outstanding on October 31, 1997 were reclassified as Class A shares.
(c) Before reimbursement the net investment income per share would have been reduced by $0.04.
(d) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(e) Total return does not include sales charges and is not annualized for periods less than one year.
(f) Ratios are annualized and based on average net assets of $173,369,425.
(g) Annualized.

                                                                      CLASS B                                   CLASS C
                                                    -------------------------------------------        --------------------------
                                                                                    NOVEMBER 3,                        MARCH 1,
                                                                                       1997                              1999
                                                       SIX                          (DATE SALES           SIX         (DATE SALES
                                                     MONTHS           YEAR          COMMENCED)          MONTHS        COMMENCED)
                                                      ENDED           ENDED             TO               ENDED            TO
                                                    APRIL 30,      OCTOBER 31,      OCTOBER 31,        APRIL 30,      OCTOBER 31,
                                                      2000           1999(a)          1998(a)           2000(a)         1999(a)
                                                    ---------      -----------      -----------        ---------      -----------
Net asset value, beginning of period                 $  9.79         $  7.49          $ 12.56           $ 9.79          $  7.47
-------------------------------------------------    -------         -------          -------           ------          -------
Income from investment operations:
  Net investment income (loss)                         (0.07)           0.01             0.31(b)         (0.07)              --
-------------------------------------------------    -------         -------          -------           ------          -------
  Net realized and unrealized gain (loss) on
    investments                                         0.85            2.37            (5.07)            0.85             2.32
-------------------------------------------------    -------         -------          -------           ------          -------
    Net increase (decrease) from investment
      operations                                        0.78            2.38            (4.76)            0.78             2.32
-------------------------------------------------    -------         -------          -------           ------          -------
  Redemption fees retained                                --              --             0.28               --               --
-------------------------------------------------    -------         -------          -------           ------          -------
Distributions to shareholders from net investment
  income                                                  --           (0.08)           (0.59)              --               --
-------------------------------------------------    -------         -------          -------           ------          -------
Net asset value, end of period                       $ 10.57         $  9.79          $  7.49           $10.57          $  9.79
=================================================    =======         =======          =======           ======          =======
Total return(c)                                         7.97%          32.14%          (39.76)%           7.97%           31.06%
=================================================    =======         =======          =======           ======          =======
Ratios and supplemental data:
Net assets, end of period (000s omitted)             $47,683         $49,723          $   154           $1,351          $   412
=================================================    =======         =======          =======           ======          =======
Ratio of expenses to average net assets including
  interest expense:
  With fee waivers                                      2.51%(d)        2.51%            2.68%(e)         2.51%(d)         2.51%(e)
-------------------------------------------------    -------         -------          -------           ------          -------
  Without fee waivers                                   2.51%(d)        2.98%            3.09%(e)         2.51%(d)         2.98%(e)
=================================================    =======         =======          =======           ======          =======
Ratio of expenses to average net assets excluding
  interest expense:
  With fee waivers                                      2.51%(d)        2.50%            2.48%(e)         2.51%(d)         2.50%(e)
-------------------------------------------------    -------         -------          -------           ------          -------
  Without fee waivers                                   2.51%(d)        2.97%            2.89%(e)         2.51%(d)         2.97%(e)
=================================================    =======         =======          =======           ======          =======
Ratio of interest expense to average net assets           --            0.01%            0.20%(e)           --             0.01%(e)
=================================================    =======         =======          =======           ======          =======
Ratio of net investment income (loss) to average
  net assets                                           (1.23)%(d)       0.08%            3.09%(e)        (1.23)%(d)        0.08%(e)
=================================================    =======         =======          =======           ======          =======
Portfolio turnover rate                                   87%()          125%             111%              87%             125%
=================================================    =======         =======          =======           ======          =======

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(c) Total return does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average net assets of $55,809,306 and $934,492 for Class B and Class C, respectively.
(e) Annualized.

                                                                              ADVISOR CLASS
                                                              ----------------------------------------------
                                                                                                 NOVEMBER 3,
                                                                                                    1997
                                                              NOVEMBER 1,                        (DATE SALES
                                                                  1999             YEAR          COMMENCED)
                                                                   TO              ENDED             TO
                                                              FEBRUARY 11,      OCTOBER 31,      OCTOBER 31,
                                                                  2000            1999(a)          1998(a)
                                                              ------------      -----------      -----------
Net asset value, beginning of period                             $ 9.88           $  7.55          $ 12.56
----------------------------------------------------------       ------           -------          -------
Income from investment operations:
  Net investment income (loss)                                    (0.01)             0.10             0.40(b)
----------------------------------------------------------       ------           -------          -------
  Net realized and unrealized gain (loss) on investments           2.94              2.39            (5.09)
----------------------------------------------------------       ------           -------          -------
    Net increase (decrease) from investment operations             2.93              2.49            (4.69)
----------------------------------------------------------       ------           -------          -------
  Redemption fees retained                                           --                --             0.28
----------------------------------------------------------       ------           -------          -------
Distributions to shareholders from net investment income          (0.07)            (0.16)           (0.60)
----------------------------------------------------------       ------           -------          -------
Net asset value, end of period                                   $12.74           $  9.88          $  7.55
==========================================================       ======           =======          =======
Total return(b)                                                   29.76%            33.62%          (42.63)%
==========================================================       ======           =======          =======
Ratios and supplemental data:
Net assets, end of period (in 000's)                             $   --           $   415          $    29
==========================================================       ======           =======          =======
Ratio of expenses to average net assets including interest
  expense:
  With fee waivers                                                 1.51%(c)          1.52%            1.68%(d)
----------------------------------------------------------       ------           -------          -------
  Without fee waivers                                              1.51%(c)          1.99%            2.09%(d)
==========================================================       ======           =======          =======
Ratio of expenses to average net assets excluding interest
  expense:
  With fee waivers                                                 1.51%(c)          1.51%            1.48%(d)
----------------------------------------------------------       ------           -------          -------
  Without fee waivers                                              1.51%(c)          1.98%            1.89%(d)
==========================================================       ======           =======          =======
Ratio of interest expense to average net assets                      --              0.01%            0.20%(d)
==========================================================       ======           =======          =======
Ratio of net investment income (loss) to average net assets       (0.25)%(c)         1.07%            4.09%(d)
==========================================================       ======           =======          =======
Portfolio turnover rate                                              87%              125%             111%
==========================================================       ======           =======          =======

(a) These selected per share data were calculated based upon the average shares outstanding during the period.
(b) Total return does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $262,326.
(d) Annualized.

BOARD OF TRUSTEES                            OFFICERS                            OFFICE OF THE FUND
C. Derek Anderson                            Robert H. Graham                    11 Greenway Plaza
President, Plantagenet Capital               Chairman and President              Suite 100
Management, LLC (an investment                                                   Houston, TX 77046
partnership); Chief Executive Officer,       Dana R. Sutton
Plantagenet Holdings, Ltd.                   Vice President and Treasurer        INVESTMENT MANAGER
(an investment banking firm)
                                             Samuel D. Sirko                     A I M Advisors, Inc.
Frank S. Bayley                              Vice President and Secretary        11 Greenway Plaza
Partner, law firm of                                                             Suite 100
Baker & McKenzie                             Melville B. Cox                     Houston, TX 77046
                                             Vice President
Robert H. Graham                                                                 SUB-ADVISOR
President and Chief Executive Officer,       Gary T. Crum
A I M Management Group Inc.                  Vice President                      INVESCO Asset Management Ltd.
                                                                                 11 Devonshire Square
Ruth H. Quigley                              Carol F. Relihan                    London EC2M 4YR
Private Investor                             Vice President                      England

                                             Mary J. Benson                      TRANSFER AGENT
                                             Assistant Vice President and
                                             Assistant Treasurer                 A I M Fund Services, Inc.
                                                                                 P.O. Box 4739
                                             Sheri Morris                        Houston, TX 77210-4739
                                             Assistant Vice President and
                                             Assistant Treasurer                 CUSTODIAN

                                             Nancy L. Martin                     State Street Bank and Trust Company
                                             Assistant Secretary                 225 Franklin Street
                                                                                 Boston, MA 02110
                                             Ofelia M. Mayo
                                             Assistant Secretary                 COUNSEL TO THE FUND

                                             Kathleen J. Pflueger                Kirkpatrick & Lockhart LLP
                                             Assistant Secretary                 1800 Massachusetts Avenue, N.W.
                                                                                 Washington, D.C. 20036-1800

                                                                                 COUNSEL TO THE TRUSTEES

                                                                                 Paul, Hastings, Janofsky & Walker LLP
                                                                                 Twenty Third Floor
                                                                                 555 South Flower Street
                                                                                 Los Angeles, CA 90071

                                                                                 DISTRIBUTOR

                                                                                 A I M Distributors, Inc.
                                                                                 11 Greenway Plaza
                                                                                 Suite 100
                                                                                 Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                                 MONEY MARKET FUNDS                               A I M Management Group Inc. has
AIM Aggressive Growth Fund                   AIM Money Market Fund                            provided leadership in the mutual
AIM Blue Chip Fund                           AIM Tax-Exempt Cash Fund                         fund industry since 1976 and
AIM Capital Development Fund                                                                  managed approximately $176 billion
AIM Constellation Fund(1)                    INTERNATIONAL GROWTH FUNDS                       in assets for more than 7.4 million
AIM Dent Demographic Trends Fund             AIM Advisor International Value Fund             shareholders, including individual
AIM Emerging Growth Fund                     AIM Asian Growth Fund                            investors, corporate clients and
AIM Large Cap Growth Fund                    AIM Developing Markets Fund                      financial institutions, as of March
AIM Large Cap Opportunities Fund             AIM Euroland Growth Fund(5)                      31, 2000.
AIM Mid Cap Equity Fund                      AIM European Development Fund
AIM Mid Cap Growth Fund                      AIM International Equity Fund                        The AIM Family of Funds
AIM Mid Cap Opportunities Fund(2)            AIM Japan Growth Fund                            --Registered Trademark--is distributed
AIM Select Growth Fund                       AIM Latin American Growth Fund                   nationwide, and AIM today is the
AIM Small Cap Growth Fund(3)                                                                  eighth-largest mutual fund complex in
AIM Small Cap Opportunities Fund(4)          GLOBAL GROWTH FUNDS                              the United States in assets under
AIM Value Fund                               AIM Global Aggressive Growth Fund                management, according to Strategic
AIM Weingarten Fund                          AIM Global Growth Fund                           Insight, an independent mutual fund
                                             AIM Global Trends Fund(6)                        monitor.
GROWTH & INCOME FUNDS
AIM Advisor Flex Fund                        GLOBAL GROWTH & INCOME FUNDS
AIM Advisor Real Estate Fund                 AIM Global Utilities Fund
AIM Balanced Fund
AIM Basic Value Fund                         GLOBAL INCOME FUNDS
AIM Charter Fund                             AIM Global Income Fund
                                             AIM Strategic Income Fund
INCOME FUNDS
AIM Floating Rate Fund                       THEME FUNDS
AIM High Yield Fund                          AIM Global Consumer Products and Services Fund
AIM High Yield Fund II                       AIM Global Financial Services Fund
AIM Income Fund                              AIM Global Health Care Fund
AIM Intermediate Government Fund             AIM Global Infrastructure Fund
AIM Limited Maturity Treasury Fund           AIM Global Resources Fund
                                             AIM Global Telecommunications and Technology Fund
TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Mid Cap Opportunities Fund closed to new investors on March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (4) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (5) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

[DALBAR LOGO APPEARS HERE]                               [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
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